Thrivent Single Premium Immediate Variable Annuity
Thrivent Variable Annuity Account II

Updating Summary Prospectus
April 30, 2024
This updating summary prospectus summarizes key features of the Thrivent Single Premium Immediate Variable Annuity Contract which was issued by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
The statutory prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/SingleImmdVA. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio Company Expenses.
Important Information You Should Consider About the Contract	The Annual Portfolio Company Expenses table was updated to reflect the new range for the current fees associated with each Portfolio.
Appendix: Portfolios Available Under the Contract	The Annual Portfolio Company Expenses and performance data have been updated.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
You may make withdrawals (other than your ongoing annuity payments) only if your annuity is still within a guaranteed payment period you elected at the time
of issue of the Contract.   We will pay you the Commuted Value of the future
payments for the remaining guaranteed payment period.
Charges-Surrender Charge
Transaction Charges
There may be charges for other transactions.
You may make 12 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. The other financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	Annual Fee	Minimum	Maximum
	Mortality and Expense Risk Charge (as a percentage of Accumulated Value in each subaccount)	0%	1.25%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.	0.23%	1.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges, and a 20-year fixed period payout. This estimate assumes that you do not take additional withdrawals from the
Contract , which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,325	Highest Annual Cost: $2,547
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive combination of Portfolio fees and expenses
	No optional benefits or riders	No optional benefits or riders
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.	Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccounts available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Investments
We reserve the right to add, delete, combine or substitute investment options.
You may transfer all or a part of your Contract’s value among the subaccounts or from the subaccounts to the Fixed Account subject to certain limitations.
Transfers from the Fixed Account are not allowed.
Purchases and Contract Value
TAXES		Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Taxes
CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	Financial advisors or professionals no longer receive compensation on the Contract .	Distribution of the Contracts
Exchanges
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing contract.
Taxes-Exchanges of Annuity Contracts

Special Terms
Annuitant	The person on whose life or life expectancy the Contract is based.
Annuity Payment	One of a series of periodic distributions.
Commuted Value	The amount expressed as a lump sum payment which represents the present value of future payments for the remaining guaranteed period.
Contract	The Contract between you and us providing the single premium immediate variable annuity.
Fixed Account
Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent. For the current interest rate, please call our Service
Center at 1-800-847-4836.

Portfolio	A mutual fund in which a subaccount invests. Each subaccount invests exclusively in the shares of a corresponding Portfolio.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/SingleImmdVA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77%[1]	19.31%	11.56%	8.61%
Large Growth	Thrivent All Cap Portfolio	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	28.19%	N/A4	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	22.03%	11.08%	7.95%
Intermediate Government	Thrivent Government Bond Portfolio	0.46%	4.37%	0.90%	1.63%
Health	Thrivent Healthcare Portfolio	0.85%[1]	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	17.76%	N/A4	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	47.07%	17.99%	13.82%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[5]	0.90%[1]	8.06%	7.58%	N/A2
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[1]	17.12%	N/A4	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	16.19%	12.36%	8.98%

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	13.31%	N/A4	N/A4
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	16.18%	8.15%	6.24%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	17.60%	9.56%	7.25%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	12.09%	5.42%	4.48%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[6]	0.98%[1]	8.36%	3.88%	N/A2
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	9.86%	13.60%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	12.62%	14.55%	10.63%
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5The Thrivent Low Volatility Equity Portfolio will merge into the Thrivent Global Stock Portfolio on or about July 26, 2024. The Low Volatility Equity subaccount will be closed to new money if you don't already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.
6The Thrivent Multidimensional Income Portfolio will merge into the Thrivent Opportunity Income Plus Portfolio on or about July 26, 2024. The Multidimensional Income subaccount will be closed to new money if you do not already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.

This updating summary prospectus incorporates by reference the Thrivent Single Premium Immediate Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2024 as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2024 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/SingleImmdVA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form 4470 and state variations
EDGAR Contract No. C000007339 32076SPRU R4-24